Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets

	As of March 31,
	2019	2018
ASSETS
Investment in subsidiary	$50,000	$50,000
Total assets	$50,000	$50,000

LIABILITIES AND SHAREHOLDERS' EQUITY

Total liabilities	$-	$-

SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 100,000,000 shares authorized, 23,000,000 shares issued and outstanding	11,500	11,500
Additional paid-in capital	38,500	38,500
Total stockholders' equity	50,000	50,000

Total liabilities and stockholders' equity	$50,000	$50,000

Schedule of statements of income and comprehensive income

	For the years ended March 31,
	2019	2018
Operating expenses:

Total operating expenses	$-	$-

Net income and comprehensive income	$-	$-

Net income per common share – basic and diluted	$-	$-

Weighted average number of common shares outstanding – basic and diluted	23,000,000	23,000,000

Schedule of statements of cash flows

For the years ended March 31,
	2019	20188
Cash flows used in operating activities

Net cash used in operating activities	$-	$-

Cash flows provided by financing activities

Net cash provided by financing activities	-	-

Cash flows used in financing activities
-
Net cash used in financing activities	-	-

Increase in cash and cash equivalents	-	-
Cash and cash equivalents, beginning of year	-	-

Cash and cash equivalents, end of year	$-	$-

Supplemental Cash Flows Information:
Income tax paid	$-	$-
Interest paid	$-	$-